Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep. 01, 2015
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated December 17, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Bond Fund	9/1/2015
Effective on February 19, 2016 (the "Effective Date"), the Fund's name will change to Columbia Total Return Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia Intermediate Bond Fund are deleted and replaced with Columbia Total Return Bond Fund. In addition, on the Effective Date, the following changes are hereby made in the Fund's Prospectus:
The information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, notes and other debt instruments, including derivatives relating to such investments. The Fund may invest up to 35% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high-yield securities" or "junk bonds"). The Fund may invest in debt instruments issued by U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as mortgage- and other asset-backed securities.
The Fund generally expects to maintain an effective duration of +/- 2 years relative to the Barclays U.S. Aggregate Bond Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and investment purposes and to manage duration and yield curve of the Fund; swap contracts (including credit default swaps and interest rate swaps) for hedging and investment purposes; and interest-only (IO) and principal-only (PO) securities for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction.
The Fund may invest in securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act).
The Fund's investment strategy may involve the frequent trading of portfolio securities.
To the extent that the Fund invests in lower-rated securities and unrated securities of comparable quality to a greater extent than it had previously, the Fund will likely be subject to Credit Risk, High-Yield Securities Risk, Counterparty Risk, Issuer Risk, Liquidity Risk, Market Risk, Active Management Risk and other risks to a greater extent.

Columbia Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated December 17, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Bond Fund	9/1/2015
Effective on February 19, 2016 (the "Effective Date"), the Fund's name will change to Columbia Total Return Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia Intermediate Bond Fund are deleted and replaced with Columbia Total Return Bond Fund. In addition, on the Effective Date, the following changes are hereby made in the Fund's Prospectus:
The information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, notes and other debt instruments, including derivatives relating to such investments. The Fund may invest up to 35% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high-yield securities" or "junk bonds"). The Fund may invest in debt instruments issued by U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as mortgage- and other asset-backed securities.
The Fund generally expects to maintain an effective duration of +/- 2 years relative to the Barclays U.S. Aggregate Bond Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and investment purposes and to manage duration and yield curve of the Fund; swap contracts (including credit default swaps and interest rate swaps) for hedging and investment purposes; and interest-only (IO) and principal-only (PO) securities for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction.
The Fund may invest in securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act).
The Fund's investment strategy may involve the frequent trading of portfolio securities.
To the extent that the Fund invests in lower-rated securities and unrated securities of comparable quality to a greater extent than it had previously, the Fund will likely be subject to Credit Risk, High-Yield Securities Risk, Counterparty Risk, Issuer Risk, Liquidity Risk, Market Risk, Active Management Risk and other risks to a greater extent.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, notes and other debt instruments, including derivatives relating to such investments. The Fund may invest up to 35% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high-yield securities" or "junk bonds"). The Fund may invest in debt instruments issued by U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as mortgage- and other asset-backed securities.
The Fund generally expects to maintain an effective duration of +/- 2 years relative to the Barclays U.S. Aggregate Bond Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and investment purposes and to manage duration and yield curve of the Fund; swap contracts (including credit default swaps and interest rate swaps) for hedging and investment purposes; and interest-only (IO) and principal-only (PO) securities for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction.
The Fund may invest in securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act).
The Fund's investment strategy may involve the frequent trading of portfolio securities.